Leases - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating Lease, Cost	¥ 34,785	$ 5,459
Short-term Lease, Cost	1,740	273
Operating Lease Rent Expenses			¥ 12,103	¥ 9,435
Long Term Borrowings Current	0		3,280
Interest expense	¥ 113	$ 18	¥ 671
Maximum [Member]
Percentage Of Ineterst Rate	8.97%	8.97%
Minimum [Member]
Percentage Of Ineterst Rate	8.96%	8.96%
Cost of Sales [Member]
Operating Lease, Cost	¥ 4,751
Short-term Lease, Cost | $		$ 746
Research and Development Expense [Member]
Operating Lease, Cost	2,451
Short-term Lease, Cost | $		385
Selling and Marketing Expense [Member]
Operating Lease, Cost	590
Short-term Lease, Cost | $		93
General and Administrative Expense [Member]
Operating Lease, Cost	¥ 28,733
Short-term Lease, Cost | $		$ 4,508